Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

 Note 24 : Commitments and contingencies

(i) Banking facilities

As at December 31, 2024 and 2023, the Group had various banking facilities available for overdraft and import and export credits from which the Group can draw up to approximately US$897,000 and US$897,000 respectively, of which approximately US$183,000 and US$355,000 were utilised for issuance of bank guarantees as security for the performance of various contracts with customers and import loans. The various banking facilities are secured by a bank deposit of approximately US$897,000 and various blanket counter indemnities and counter indemnities. The Group undertakes to maintain its tangible net worth not at any time less than approximately US$3,846,000 and was in compliance with the covenant. The weighted average interest rate for import loans as at December 31, 2024 was 7.12% per annum (2023: 7.02% per annum). For the years ended December 31, 2024 and 2023, the average dollar amount of the bank borrowings was approximately US$154,000 and US$293,000, respectively and average interest rates were approximately 7.12% and 7.02% per annum respectively for the years ended December 31, 2024 and 2023.

(ii) Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd. and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option. Such put option did not have an expiry date.  Based on the analysis under ASC 820 “ Fair Value Measurement” , Level 3 inputs: unobservable inputs that are supported by little or no market ability, management of the Group has conducted an assessment of the fair value of the put option, refer below. The fair value assessment of the put option involves significant judgment and estimation, the management's reliance on internal expertise for the fair value assessment may introduce inherent uncertainties and potential for subjectivity.

The valuation technique used to determine the fair value of the put option was the Options Pricing Model (OPM).

The following inputs and assumptions were used in determining the fair value of the put options:

-	Median price to earnings ratio of similar companies of 23,965 (Range 4,7288 to 36,7237)
-	Median discount for lack of marketability 15.7% (Range 8.4% to 28.7%)
-	Mean Annualized volatility of return of the underlying share for similar companies of 102.39% (Range 36.025 to 349.944)
-	The average life of a company is around 21 years according to research (www.statista.com/statistics/1259275/average-company-lifespan) thus an assumption on the life of the options was set as 20 years.
-	A dividend yield rate of 0% was used
-	For Yixing Pact Environmental Technology Co. Ltd, the China risk-free rate of 2.698% was used based on a tenor of 20 years (source- Bloomberg)
-	For Pact Asia Pacific Limited, the USD risk-free rate of 3.954% was used based on a tenor of 20 years (source- Bloomberg)

The resultant strike price of the options was valued at $0 per share and the fair value of the options was valued at $0 as at 31 December 2024.

The following is a roll-forward of the redeemable non-controlling interest:

Fair value of put options
US$

Balance, December 31, 2023	0
Net income (loss)	0
Foreign currency translation	0
Balance, December 31, 2024	0

(iii) Insurance

The Group carries insurance policies to cover various risks, primarily general liability, automobile liability, workers’ compensation and employee medical expenses under which we are liable to reimburse the insurance company for a portion of each claim paid.

(iv) Purchase commitments

To manage the risk of changes in material prices and subcontracting costs used in tendering bids for engineering contracts, most of the time, the Group obtains firm quotations from suppliers and subcontractors before submitting a bid. These quotations do not include any quantity guarantees. As soon as the Group is advised that its bid is successful, the Group enters into firm contracts with most of its materials suppliers and sub-contractors, thereby mitigating the risk of future price variations affecting the contract costs.

(v) Litigations

The Group is now and may in the future be involved as a party to various legal proceedings that are incidental to the ordinary course of business. Management, after consultation with legal counsel, does not believe that the outcome of these actions will have a material impact on the consolidated financial statements of the Group. There are no significant unresolved legal issues as of December 31, 2024 and 2023.

(vi) Contingencies

The Group accounts for loss contingencies in accordance with ASC 450 and other related guidelines. As of December 31, 2024 and 2023, the Group’s management is of the opinion that there are no commitments and contingencies to account for.

ZHEJIANG TIANLAN
Commitments and contingencies
Commitments and contingencies
21	Commitments and contingencies

(i)	Insurance

The Group carries insurance policies to cover various risks, primarily general liability, automobile liability, workers’ compensation and employee medical expenses under which we are liable to reimburse the insurance company for a portion of each claim paid.

(ii)	Purchase commitments

To manage the risk of changes in material prices and subcontracting costs used in tendering bids for contracts, most of the time, the Group obtains firm quotations from suppliers and subcontractors before submitting a bid. These quotations do not include any quantity guarantees. As soon as the Group is advised that its bid is successful, the Group enters into firm contracts with most of its materials suppliers and sub-contractors, thereby mitigating the risk of future price variations affecting the contract costs.

(iii)	Litigation

The Group is now and may in the future be involved as a party to various legal proceedings that are incidental to the ordinary course of business. Management, after consultation with legal counsel, does not believe that the outcome of these actions will have a material impact on the consolidated financial statements of the Group. There are no significant unresolved legal issues as of December 31, 2024 and 2023.

(v)	Contingencies

The Group accounts for loss contingencies in accordance with ASC 450 and other related guidelines. As of December 31, 2024 and 2023, the Group’s management is of the opinion that there are no commitments and contingencies to account for.